Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2023
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Foreign Exchange Forward Contracts Representing Commitments to Buy and Sell Various Foreign Currencies
At December 31, 2023, the Company had outstanding foreign exchange forward contracts representing commitments to buy and sell various foreign currencies. Significant commitments are as follows:

	For Canadian dollars		For U.S. dollars		For euros
Buy (Sell)	U.S. dollar amount	Weighted average rate	Peso amount	Weighted average rate	U.S. dollar amount	Weighted average rate	Czech Koruna amount	Weighted average rate
2024	18	1.313	4,104	0.043	23	0.870	1,641	0.037
2024	(397)	0.779	—	—	(40)	1.141	—	—
2025	4	1.352	320	0.045	1	0.941	—	—
2025	(234)	0.780	—	—	(16)	1.076	—	—
2026	(72)	0.782	—	—	—	—	—	—

	(681)		4,424		(32)		1,641

Schedule of Company's Financial Assets and Liabilities
The Company’s financial assets and liabilities consist of the following:

	2023	2022
Financial assets
Cash and cash equivalents	$1,198	$1,234
Accounts receivable	7,881	6,791
Warrants and public and private equity investments	56	432
Long-term receivables included in other assets [note 14]	321	262

	$9,456	$8,719

Financial liabilities
Short-term borrowing	$511	$8
Long-term debt (including portion due within one year)	4,994	3,501
Accounts payable	7,842	6,999

	$13,347	$10,508

Derivatives designated as effective hedges, measured at fair value
Foreign currency contracts
Prepaid expenses	$78	$65
Other assets	4	26
Other accrued liabilities	(13)	(43)
Other long-term liabilities	(8)	(31)

	$61	$17

Derivative Foreign Currency Contracts at Gross Fair Value and Unrecognized Impacts of Master Netting Arrangements	The following table summarizes the Company’s derivative foreign currency contracts at gross fair value as reflected in the consolidated balance sheets and the unrecognized impacts of master netting arrangements:

	Gross amounts presented in consolidated balance sheets	Gross amounts not offset in consolidated balance sheets	Net amounts
December 31, 2023
Assets	$82	$7	$75
Liabilities	$(20)	$(7)	$(13)

December 31, 2022
Assets	$91	$42	$49
Liabilities	$(74)	$(42)	$(32)